Significant Accounting Policies - Movements of the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	¥ 292,473		¥ 121,003	¥ 35,596
Provisions	130,549	$ 18,928	189,165	99,165
Write-offs	(117,487)		(17,695)	(13,758)
Balance at December 31	¥ 305,535		¥ 292,473	121,003
Accounting Standards Update 2016-13 [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1				17,900
Previously Reported [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1				¥ 17,696